Long-Term Debt - Summary of Long-Term Debt (Detail) $ in Thousands, € in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 6,730,132		$ 7,480,374
Less unamortized discount and debt issuance costs	(90,586)		(96,288)
Total debt	6,639,546		7,384,086
Less current portion	(998,591)		(1,106,104)
Long-term portion	5,640,955		6,277,982
Senior Notes (8.5%) due January 15, 2020 [Member]
Debt Instrument [Line Items]
Total principal	592,657		592,657
Norwegian Kroner Denominated Bonds Due Through May 2021 [Member]
Debt Instrument [Line Items]
Total principal	628,257		621,957
U.S. Dollar-denominated Term Loans Due Through 2028 [Member]
Debt Instrument [Line Items]
Total principal	3,702,997		4,020,665
U.S. Dollar Bonds Due Through 2024 [Member]
Debt Instrument [Line Items]
Total principal	466,680		502,449
Euro-denominated Term Loans Due Through 2023 [Member]
Debt Instrument [Line Items]
Total principal	219,700	€ 208.9	241,798	€ 222.7
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total principal	$ 1,119,808		$ 1,500,848